Note 19 - Parent Company (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
(Dollar amounts in thousands)	December 31,
	2013	2012
ASSETS
Cash and due from banks	$797	$1,740
Investment securities available for sale	750	751
Investment in non-bank subsidiary	2,560	2,664
Investment in subsidiary banks	59,951	62,002
Other assets	1,615	1,453

TOTAL ASSETS	$65,673	$68,610

LIABILITIES
Trust preferred securities	$8,248	$8,248
Short-term borrowings	3,895	4,896
Other liabilities	57	29
TOTAL LIABILITIES	12,200	13,173

STOCKHOLDERS' EQUITY	53,473	55,437

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$65,673	$68,610

Condensed Income Statement [Table Text Block]
	Year Ended December 31,
(Dollar amounts in thousands)	2013	2012	2011

INCOME
Dividends from subsidiary bank	$2,198	$2,327	$2,403
Other	5	8	(177)
Total income	2,203	2,335	2,226

EXPENSES
Interest expense	361	417	772
Other	475	594	370
Total expenses	836	1,011	1,142

Income before income tax benefit	1,367	1,324	1,084

Income tax benefit	(283)	(342)	(449)

Income before equity in undistributed net income of subsidiaries	1,650	1,666	1,533

Equity in undistributed net income of subsidiaries	5,378	4,615	2,597

NET INCOME	$7,028	$6,281	$4,130

Comprehensive (Loss) Income	$(600)	$7,131	$8,184

Condensed Cash Flow Statement [Table Text Block]
	Year Ended December 31,
(Dollar amounts in thousands)	2013	2012	2011

OPERATING ACTIVITIES
Net income	$7,028	$6,281	$4,130
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Middlefield Banking Company	(4,884)	(4,655)	(3,422)
Equity in undistributed net income of Emerald Bank	(598)	(240)	384
Equity in undistributed net income of EMORECO	104	280	441
Stock-based compensation expense	-	32	59
Investment securities losses, net	-	-	179
Other	(253)	(885)	(806)
Net cash provided by operating activities	1,397	813	965

INVESTING ACTIVITIES
Investment in subsidiary bank	-	-	(1,500)

Net cash used for investing activities	-	-	(1,500)

FINANCING ACTIVITIES
Net decrease in short-term borrowings	(976)	(804)	-
Common stock issued	74	2,329	2,210
Stock options exercised	(77)	-	-
Proceeds from dividend reinvestment plan	736	694	542
Cash dividends	(2,097)	(2,002)	(1,764)
Net cash (used for) provided by financing activities	(2,340)	217	988

(Decrease) increase in cash	(943)	1,030	453

CASH AT BEGINNING OF YEAR	1,740	710	257

CASH AT END OF YEAR	$797	$1,740	$710